Cash and cash equivalents - Additional Information (Detail)	Dec. 31, 2023	Dec. 31, 2022
CAYMAN ISLANDS
Disclosure Of Cash And Cash Equivalents [Line Items]
percentage of cash and cash equivalent held	3.00%	16.00%
BRAZIL
Disclosure Of Cash And Cash Equivalents [Line Items]
percentage of cash and cash equivalent held	72.00%	44.00%
other subsidiaries of the Group [Member]
Disclosure Of Cash And Cash Equivalents [Line Items]
percentage of cash and cash equivalent held	25.00%	40.00%